THE ALGER FUNDS
QUARTERLY REPORT
January 31, 2024

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.8%
AEROSPACE & DEFENSE—2.9%
HEICO Corp.	79,107	$ 14,206,826
HEICO Corp., Cl. A	50,154	7,095,286
TransDigm Group, Inc.	28,379	31,009,166

		52,311,278
APPAREL RETAIL—0.4%
Burlington Stores, Inc.*	36,329	6,944,288
APPLICATION SOFTWARE—3.6%
Adobe, Inc.*	50,127	30,967,458
ANSYS, Inc.*	8,191	2,685,256
Cadence Design Systems, Inc.*	48,125	13,882,137
Intuit, Inc.	22,309	14,084,341
Synopsys, Inc.*	4,468	2,383,008

		64,002,200
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Blackstone, Inc.	36,952	4,598,676
AUTOMOBILE MANUFACTURERS—0.9%
Tesla, Inc.*	85,625	16,036,706
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Mobileye Global, Inc., Cl. A*	320,034	8,276,079
BIOTECHNOLOGY—5.3%
Amgen, Inc.	51,752	16,263,584
Immunovant, Inc.*	98,056	3,570,219
Natera, Inc.*	581,947	38,373,585
Regeneron Pharmaceuticals, Inc.*	8,032	7,572,409
Sarepta Therapeutics, Inc.*	34,969	4,160,961
Vaxcyte, Inc.*	195,080	13,932,614
Vertex Pharmaceuticals, Inc.*	24,022	10,410,654

		94,284,026
BROADLINE RETAIL—9.5%
Amazon.com, Inc.*	850,895	132,058,904
MercadoLibre, Inc.*	23,093	39,530,828

		171,589,732
CARGO GROUND TRANSPORTATION—0.4%
Old Dominion Freight Line, Inc.	20,138	7,874,361
CASINOS & GAMING—0.7%
DraftKings, Inc., Cl. A*	240,250	9,381,762
Flutter Entertainment PLC*	19,083	3,916,902

		13,298,664
CONSTRUCTION & ENGINEERING—0.5%
Quanta Services, Inc.	49,835	9,670,482
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.8% (CONT.)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.8%
Wabtec Corp.	105,231	$ 13,845,243
CONSTRUCTION MATERIALS—1.3%
Martin Marietta Materials, Inc.	46,764	23,775,753
DIVERSIFIED BANKS—0.3%
Citigroup, Inc.	79,851	4,485,231
DIVERSIFIED SUPPORT SERVICES—0.1%
Cintas Corp.	3,813	2,305,225
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp. PLC	25,511	6,277,747
Vertiv Holdings Co., Cl. A	411,776	23,195,342

		29,473,089
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
GFL Environmental, Inc.	590,909	20,073,179
FINANCIAL EXCHANGES & DATA—1.5%
S&P Global, Inc.	61,336	27,499,996
HEALTHCARE DISTRIBUTORS—0.7%
McKesson Corp.	26,183	13,088,620
HEALTHCARE EQUIPMENT—4.0%
Boston Scientific Corp.*	373,988	23,658,481
Dexcom, Inc.*	74,863	9,084,625
Intuitive Surgical, Inc.*	57,535	21,760,888
Stryker Corp.	32,854	11,021,860
TransMedics Group, Inc.*	70,081	6,010,847

		71,536,701
HEALTHCARE FACILITIES—0.8%
Acadia Healthcare Co., Inc.*	180,481	14,824,709
HOMEBUILDING—0.2%
D.R. Horton, Inc.	29,827	4,262,577
HOMEFURNISHING RETAIL—0.1%
Wayfair, Inc., Cl. A*	35,548	1,786,287
HOTELS RESORTS & CRUISE LINES—0.4%
Booking Holdings, Inc.*	1,282	4,496,576
Hilton Worldwide Holdings, Inc.	12,458	2,378,980

		6,875,556
INTERACTIVE MEDIA & SERVICES—11.6%
Alphabet, Inc., Cl. C*	495,955	70,326,419
Meta Platforms, Inc., Cl. A*	271,248	105,824,695
Pinterest, Inc., Cl. A*	757,794	28,394,541
Snap, Inc., Cl. A*	235,635	3,744,240

		208,289,895
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.8% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—0.6%
MongoDB, Inc.*	20,946	$ 8,389,292
Shopify, Inc., Cl. A*	35,333	2,829,113

		11,218,405
IT CONSULTING & OTHER SERVICES—0.3%
EPAM Systems, Inc.*	20,726	5,764,108
LIFE SCIENCES TOOLS & SERVICES—0.7%
Danaher Corp.	50,382	12,087,146
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	18,017	9,220,020
MOVIES & ENTERTAINMENT—2.8%
Liberty Media Corp. Series C Liberty Formula One*	174,699	11,748,508
Netflix, Inc.*	55,739	31,442,927
Spotify Technology SA*	32,024	6,896,368

		50,087,803
OIL & GAS EQUIPMENT & SERVICES—0.4%
Schlumberger NV	136,392	6,642,290
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Diamondback Energy, Inc.	61,735	9,491,139
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.	52,857	8,668,019
PASSENGER GROUND TRANSPORTATION—0.9%
Uber Technologies, Inc.*	235,774	15,388,969
PHARMACEUTICALS—1.2%
Eli Lilly & Co.	34,503	22,275,482
SEMICONDUCTORS—15.5%
Advanced Micro Devices, Inc.*	187,621	31,462,165
Broadcom, Inc.	16,056	18,946,080
Marvell Technology, Inc.	484,558	32,804,577
Micron Technology, Inc.	199,312	17,091,004
NVIDIA Corp.	246,918	151,921,238
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	238,810	26,975,978

		279,201,042
SYSTEMS SOFTWARE—16.5%
Microsoft Corp.	708,830	281,816,631
ServiceNow, Inc.*	18,282	13,993,043

		295,809,674
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.9%
Apple, Inc.	627,175	115,651,070
Dell Technologies, Inc., Cl. C	93,107	7,716,708

		123,367,778
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.8% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—3.0%
Visa, Inc., Cl. A	198,591	$ 54,266,977
TOTAL COMMON STOCKS (Cost $857,627,994)		1,794,497,405
PREFERRED STOCKS—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc.,Series G(a),*,@	27,841	1,023,157
(Cost $1,922,972)		1,023,157
REAL ESTATE INVESTMENT TRUST—0.4%
DATA CENTER—0.4%
Equinix, Inc.	8,367	6,942,685
(Cost $6,760,133)		6,942,685
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		2,489,952
(Cost $2,775,000)		2,489,952

Total Investments (Cost $869,086,099)	100.4%	$1,804,953,199
Affiliated Securities (Cost $2,775,000)		2,489,952
Unaffiliated Securities (Cost $866,311,099)		1,802,463,247
Liabilities in Excess of Other Assets	(0.4)%	(6,614,632)
NET ASSETS	100.0%	$1,798,338,567

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Chime Financial, Inc.,Series G	8/24/21	$1,922,972	$1,023,157	0.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	2,775,000	2,489,952	0.1%
Total			$3,513,109	0.2%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.0%
AEROSPACE & DEFENSE—1.7%
HEICO Corp., Cl. A	3,925	$ 555,270
APPLICATION SOFTWARE—2.3%
AppFolio, Inc., Cl. A*	3,379	740,880
BIOTECHNOLOGY—6.1%
Amgen, Inc.	2,127	668,431
Cabaletta Bio, Inc.*	23,707	485,519
Natera, Inc.*	12,481	822,997

		1,976,947
BROADLINE RETAIL—10.9%
Amazon.com, Inc.*	13,612	2,112,582
MercadoLibre, Inc.*	838	1,434,497

		3,547,079
COMMUNICATIONS EQUIPMENT—1.9%
Arista Networks, Inc.*	2,376	614,624
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
908 Devices, Inc.*	20,612	145,933
FINANCIAL EXCHANGES & DATA—1.0%
Cboe Global Markets, Inc.	1,745	320,818
FOOTWEAR—1.6%
Deckers Outdoor Corp.*	681	513,290
HEALTHCARE EQUIPMENT—3.5%
Impulse Dynamics PLC, Cl. E(a),*,@	164,939	544,299
Intuitive Surgical, Inc.*	1,608	608,177

		1,152,476
INTERACTIVE MEDIA & SERVICES—15.8%
Alphabet, Inc., Cl. A*	17,369	2,433,397
Meta Platforms, Inc., Cl. A*	2,884	1,125,164
Pinterest, Inc., Cl. A*	24,826	930,230
Snap, Inc., Cl. A*	40,341	641,018

		5,129,809
INTERNET SERVICES & INFRASTRUCTURE—2.6%
MongoDB, Inc.*	1,012	405,326
Shopify, Inc., Cl. A*	5,590	447,592

		852,918
MOVIES & ENTERTAINMENT—8.7%
Netflix, Inc.*	2,657	1,498,840
Spotify Technology SA*	6,124	1,318,804

		2,817,644
OIL & GAS EXPLORATION & PRODUCTION—4.8%
Diamondback Energy, Inc.	10,228	1,572,453
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
PASSENGER AIRLINES—1.0%
Joby Aviation, Inc.*	57,055	$ 311,520
PASSENGER GROUND TRANSPORTATION—4.0%
Uber Technologies, Inc.*	19,983	1,304,290
PHARMACEUTICALS—1.5%
Eli Lilly & Co.	771	497,765
RESTAURANTS—0.5%
Shake Shack, Inc., Cl. A*	2,038	153,991
SEMICONDUCTORS—17.1%
Advanced Micro Devices, Inc.*	9,739	1,633,133
NVIDIA Corp.	4,801	2,953,911
Rambus, Inc.*	4,753	325,723
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,691	642,856

		5,555,623
SYSTEMS SOFTWARE—12.5%
Crowdstrike Holdings, Inc., Cl. A*	2,222	649,935
Microsoft Corp.	7,399	2,941,694
Zscaler, Inc.*	2,047	482,417

		4,074,046
TOTAL COMMON STOCKS (Cost $25,840,020)		31,837,376
REAL ESTATE INVESTMENT TRUST—1.0%
TELECOM TOWER—1.0%
Crown Castle, Inc.	2,898	313,709
(Cost $315,434)		313,709

Total Investments (Cost $26,155,454)	99.0%	$32,151,085
Unaffiliated Securities (Cost $26,155,454)		32,151,085
Other Assets in Excess of Liabilities	1.0%	340,722
NET ASSETS	100.0%	$32,491,807

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Impulse Dynamics PLC, Cl. E	11/28/23	$544,299	$544,299	1.7%
Total			$544,299	1.7%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—89.7%
AEROSPACE & DEFENSE—1.2%
General Dynamics Corp.	6,282	$ 1,664,667
TransDigm Group, Inc.	3,082	3,367,640

		5,032,307
APPLICATION SOFTWARE—1.1%
Adobe, Inc.*	7,701	4,757,524
ASSET MANAGEMENT & CUSTODY BANKS—2.9%
BlackRock, Inc.	7,852	6,079,882
Blackstone, Inc.	41,076	5,111,908
The Carlyle Group, Inc.	30,193	1,208,324

		12,400,114
BIOTECHNOLOGY—3.1%
AbbVie, Inc.	53,336	8,768,438
Amgen, Inc.	8,787	2,761,403
Gilead Sciences, Inc.	19,150	1,498,679

		13,028,520
BROADLINE RETAIL—2.4%
Amazon.com, Inc.*	65,030	10,092,656
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	31,231	1,645,561
CABLE & SATELLITE—1.0%
Comcast Corp., Cl. A	95,845	4,460,626
COMMODITY CHEMICALS—0.2%
Dow, Inc.	17,878	958,261
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	71,323	3,578,988
CONSUMER ELECTRONICS—0.4%
Garmin, Ltd.	15,569	1,860,340
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc.	19,355	3,198,414
COPPER—0.6%
Southern Copper Corp.	29,466	2,419,159
DIVERSIFIED BANKS—4.1%
Bank of America Corp.	135,182	4,597,540
JPMorgan Chase & Co.	75,052	13,086,067

		17,683,607
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	32,832	1,924,940
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Eaton Corp. PLC	31,295	7,701,074
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.7% (CONT.)
FINANCIAL EXCHANGES & DATA—0.9%
CME Group, Inc., Cl. A	19,234	$ 3,959,127
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	25,711	2,080,791
GOLD—0.2%
Newmont Corp.	27,598	952,407
HEALTHCARE DISTRIBUTORS—0.6%
Cardinal Health, Inc.	24,239	2,646,656
HEALTHCARE EQUIPMENT—0.5%
Medtronic PLC	24,635	2,156,548
HOME IMPROVEMENT RETAIL—2.1%
The Home Depot, Inc.	25,231	8,905,534
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	39,558	6,216,144
INDUSTRIAL CONGLOMERATES—1.3%
Honeywell International, Inc.	27,338	5,529,384
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	16,666	4,261,663
INTEGRATED OIL & GAS—3.5%
Chevron Corp.	44,361	6,540,142
Exxon Mobil Corp.	49,411	5,079,945
TotalEnergies SE ADR	51,185	3,336,238

		14,956,325
INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Verizon Communications, Inc.	85,472	3,619,739
INTERACTIVE MEDIA & SERVICES—7.3%
Alphabet, Inc., Cl. A*	97,670	13,683,567
Alphabet, Inc., Cl. C*	73,671	10,446,548
Meta Platforms, Inc., Cl. A*	18,259	7,123,566

		31,253,681
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	97,669	8,520,644
LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	6,340	1,407,480
MANAGED HEALTHCARE—2.5%
UnitedHealth Group, Inc.	20,531	10,506,534
MULTI-UTILITIES—1.0%
Consolidated Edison, Inc.	23,121	2,101,699
Sempra	32,727	2,341,944

		4,443,643
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.7% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Pioneer Natural Resources Co.	8,045	$ 1,848,982
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	28,054	1,914,686
PERSONAL CARE PRODUCTS—0.2%
Kenvue, Inc.	45,438	943,293
PHARMACEUTICALS—5.5%
AstraZeneca PLC ADR	46,736	3,114,487
Bristol-Myers Squibb Co.	27,038	1,321,347
Eli Lilly & Co.	9,682	6,250,796
GSK PLC ADR	29,993	1,182,924
Johnson & Johnson	30,887	4,907,944
Merck & Co., Inc.	24,559	2,966,236
Novartis AG ADR	18,663	1,931,061
Pfizer, Inc.	67,152	1,818,476

		23,493,271
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	25,492	2,216,784
RAIL TRANSPORTATION—0.7%
Union Pacific Corp.	11,596	2,828,612
RESTAURANTS—1.4%
McDonald's Corp.	12,804	3,747,987
Starbucks Corp.	24,310	2,261,559

		6,009,546
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.0%
KLA Corp.	21,707	12,894,826
SEMICONDUCTORS—6.1%
Broadcom, Inc.	14,661	17,299,980
QUALCOMM, Inc.	39,740	5,901,788
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,816	2,803,215

		26,004,983
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.2%
PepsiCo, Inc.	30,721	5,177,410
The Coca-Cola Co.	73,758	4,387,864

		9,565,274
SYSTEMS SOFTWARE—10.6%
Microsoft Corp.	109,989	43,729,426
Oracle Corp.	15,484	1,729,563

		45,458,989
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.7% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.1%
Apple, Inc.	173,259	$ 31,948,960
Dell Technologies, Inc., Cl. C	30,504	2,528,171

		34,477,131
TOBACCO—1.0%
Altria Group, Inc.	58,038	2,328,484
Philip Morris International, Inc.	21,974	1,996,338

		4,324,822
TRADING COMPANIES & DISTRIBUTORS—0.7%
Ferguson PLC	14,723	2,765,863
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
Visa, Inc., Cl. A	22,858	6,246,177
TOTAL COMMON STOCKS (Cost $243,001,593)		383,151,630
MASTER LIMITED PARTNERSHIP—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	37,306	1,974,234
(Cost $1,617,175)		1,974,234
REAL ESTATE INVESTMENT TRUST—3.2%
HEALTHCARE—0.7%
Welltower, Inc.	31,848	2,755,170
INDUSTRIAL—0.4%
Prologis, Inc.	12,164	1,541,057
MORTGAGE—0.2%
Blackstone Mortgage Trust, Inc., CL. A	52,038	1,027,230
RETAIL—0.7%
Simon Property Group, Inc.	21,595	2,993,283
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	20,628	2,159,339
TELECOM TOWER—0.7%
Crown Castle, Inc.	28,654	3,101,796
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $12,872,739)		13,577,875
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—3.8%
MONEY MARKET FUNDS—3.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%, (a)	16,000,000	$ 16,000,000
(Cost $16,000,000)		16,000,000

Total Investments (Cost $273,491,507)	97.1%	$414,703,739
Unaffiliated Securities (Cost $273,491,507)		414,703,739
Other Assets in Excess of Liabilities	2.9%	12,500,322
NET ASSETS	100.0%	$427,204,061

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.0%
ADVERTISING—1.4%
The Trade Desk, Inc., Cl. A*	44,210	$ 3,025,290
AEROSPACE & DEFENSE—4.4%
HEICO Corp.	34,935	6,273,977
TransDigm Group, Inc.	3,162	3,455,054

		9,729,031
APPLICATION SOFTWARE—14.2%
Cadence Design Systems, Inc.*	18,880	5,446,125
Clearwater Analytics Holdings, Inc.*	93,794	1,768,017
Constellation Software, Inc.	2,277	6,293,289
Datadog, Inc., Cl. A*	32,737	4,073,792
Guidewire Software, Inc.*	35,803	3,998,479
Manhattan Associates, Inc.*	14,355	3,481,949
Procore Technologies, Inc.*	35,675	2,546,838
The Descartes Systems Group, Inc.*	43,918	3,845,459

		31,453,948
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
Ares Management Corp., Cl. A	29,459	3,578,680
Blue Owl Capital, Inc., Cl. A	139,782	2,172,212

		5,750,892
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Mobileye Global, Inc., Cl. A*	47,001	1,215,446
AUTOMOTIVE RETAIL—1.1%
AutoZone, Inc.*	914	2,524,587
BIOTECHNOLOGY—3.4%
Natera, Inc.*	85,829	5,659,564
Vaxcyte, Inc.*	27,514	1,965,050

		7,624,614
BUILDING PRODUCTS—0.6%
Trex Co., Inc.*	17,556	1,430,463
CARGO GROUND TRANSPORTATION—2.1%
Old Dominion Freight Line, Inc.	12,055	4,713,746
CONSTRUCTION & ENGINEERING—1.1%
WillScot Mobile Mini Holdings Corp.*	53,567	2,533,719
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.1%
Wabtec Corp.	17,717	2,331,026
CONSTRUCTION MATERIALS—1.5%
Martin Marietta Materials, Inc.	6,562	3,336,252
DIVERSIFIED FINANCIAL SERVICES—0.8%
Apollo Global Management, Inc.	17,537	1,760,715
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.0% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—2.9%
Vertiv Holdings Co., Cl. A	114,350	$ 6,441,335
ELECTRONIC COMPONENTS—2.1%
Amphenol Corp., Cl. A	46,148	4,665,563
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
Novanta, Inc.*	12,383	1,913,793
ENVIRONMENTAL & FACILITIES SERVICES—2.8%
GFL Environmental, Inc.	184,343	6,262,132
FINANCIAL EXCHANGES & DATA—2.3%
MarketAxess Holdings, Inc.	4,320	974,203
MSCI, Inc., Cl. A	6,758	4,045,474

		5,019,677
HEALTHCARE EQUIPMENT—4.3%
Dexcom, Inc.*	30,482	3,698,990
IDEXX Laboratories, Inc.*	10,310	5,310,475
Insulet Corp.*	3,246	619,564

		9,629,029
HEALTHCARE FACILITIES—1.1%
Acadia Healthcare Co., Inc.*	28,543	2,344,522
HEALTHCARE TECHNOLOGY—2.0%
Veeva Systems, Inc., Cl. A*	21,461	4,451,226
HOME IMPROVEMENT RETAIL—1.0%
Floor & Decor Holdings, Inc., Cl. A*	21,020	2,113,771
HOMEBUILDING—1.4%
NVR, Inc.*	433	3,063,601
HOMEFURNISHING RETAIL—0.4%
Wayfair, Inc., Cl. A*	17,713	890,078
HOTELS RESORTS & CRUISE LINES—2.1%
Hilton Worldwide Holdings, Inc.	23,919	4,567,572
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Paylocity Holding Corp.*	10,746	1,702,274
INSURANCE BROKERS—0.8%
Ryan Specialty Holdings, Inc., Cl. A*	38,879	1,684,238
INTERACTIVE MEDIA & SERVICES—2.4%
Pinterest, Inc., Cl. A*	141,269	5,293,349
INTERNET SERVICES & INFRASTRUCTURE—2.2%
Cloudflare, Inc., Cl. A*	12,510	988,916
MongoDB, Inc.*	9,849	3,944,721

		4,933,637
IT CONSULTING & OTHER SERVICES—2.4%
Globant SA*	22,927	5,406,416
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.0% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—6.0%
Mettler-Toledo International, Inc.*	1,820	$ 2,178,886
Repligen Corp.*	30,616	5,798,670
West Pharmaceutical Services, Inc.	14,297	5,333,210

		13,310,766
MOVIES & ENTERTAINMENT—2.6%
Liberty Media Corp. Series C Liberty Formula One*	18,628	1,252,733
Spotify Technology SA*	20,590	4,434,056

		5,686,789
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Diamondback Energy, Inc.	36,848	5,665,012
OTHER SPECIALTY RETAIL—1.0%
Five Below, Inc.*	12,823	2,301,216
PROPERTY & CASUALTY INSURANCE—1.0%
Intact Financial Corp.	13,985	2,187,025
REAL ESTATE SERVICES—4.9%
CoStar Group, Inc.*	50,350	4,203,218
FirstService Corp.	40,278	6,751,801

		10,955,019
RESEARCH & CONSULTING SERVICES—1.8%
TransUnion	17,338	1,199,616
Verisk Analytics, Inc., Cl. A	11,363	2,744,506

		3,944,122
RESTAURANTS—4.3%
Chipotle Mexican Grill, Inc.*	1,839	4,429,728
Domino's Pizza, Inc.	11,808	5,032,806

		9,462,534
SEMICONDUCTORS—5.1%
Lattice Semiconductor Corp.*	53,459	3,253,515
Marvell Technology, Inc.	82,501	5,585,318
ON Semiconductor Corp.*	35,003	2,489,763

		11,328,596
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.6%
Celsius Holdings, Inc.*	72,710	3,628,229
TRADING COMPANIES & DISTRIBUTORS—1.4%
Ferguson PLC	16,542	3,107,580
TOTAL COMMON STOCKS (Cost $178,904,579)		219,388,830
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	219,610	$ —
(Cost $988,245)		—
RIGHTS—0.2%
BIOTECHNOLOGY—0.2%
Tolero CDR(b),*,@	590,059	436,644
(Cost $315,501)		436,644
SPECIAL PURPOSE VEHICLE—0.7%
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,076,736
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		426,208

		1,502,944
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,675,000)		1,502,944
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(b),*	2,045	—
(Cost $0)		—

Total Investments (Cost $181,883,325)	99.9%	$221,328,418
Affiliated Securities (Cost $2,663,245)		1,502,944
Unaffiliated Securities (Cost $179,220,080)		219,825,474
Other Assets in Excess of Liabilities	0.1%	214,503
NET ASSETS	100.0%	$221,542,921

CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,200,000	$1,076,736	0.5%
Crosslink Ventures C, LLC, Cl. B	12/16/20	475,000	426,208	0.2%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	—	0.0%
Tolero CDR	2/6/17	315,501	436,644	0.2%
Total			$1,939,588	0.9%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—100.1%
ADVERTISING—1.0%
The Trade Desk, Inc., Cl. A*	37,568	$ 2,570,778
AEROSPACE & DEFENSE—6.5%
Axon Enterprise, Inc.*	24,530	6,109,442
HEICO Corp.	45,840	8,232,406
TransDigm Group, Inc.	2,502	2,733,885

		17,075,733
APPAREL RETAIL—1.3%
Burlington Stores, Inc.*	17,063	3,261,592
APPLICATION SOFTWARE—20.1%
Agilysys, Inc.*	82,064	6,869,577
ANSYS, Inc.*	15,680	5,140,374
AppFolio, Inc., Cl. A*	34,706	7,609,638
Bentley Systems, Inc., Cl. B	80,879	4,076,302
Cadence Design Systems, Inc.*	29,888	8,621,493
Constellation Software, Inc.	1,627	4,496,786
Datadog, Inc., Cl. A*	25,320	3,150,821
Manhattan Associates, Inc.*	24,365	5,909,974
Tyler Technologies, Inc.*	15,764	6,664,231

		52,539,196
AUTOMOTIVE RETAIL—2.4%
O'Reilly Automotive, Inc.*	6,013	6,151,600
BIOTECHNOLOGY—5.5%
Exact Sciences Corp.*	39,381	2,575,518
Madrigal Pharmaceuticals, Inc.*	16,430	3,560,545
Natera, Inc.*	125,882	8,300,659

		14,436,722
CARGO GROUND TRANSPORTATION—2.7%
Old Dominion Freight Line, Inc.	18,188	7,111,872
CASINOS & GAMING—1.4%
DraftKings, Inc., Cl. A*	96,128	3,753,798
CONSTRUCTION MATERIALS—2.2%
Martin Marietta Materials, Inc.	11,306	5,748,197
ELECTRICAL COMPONENTS & EQUIPMENT—5.2%
Vertiv Holdings Co., Cl. A	243,736	13,729,649
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
Novanta, Inc.*	23,954	3,702,091
FOOTWEAR—2.6%
Deckers Outdoor Corp.*	8,938	6,736,839
HEALTHCARE EQUIPMENT—5.2%
Dexcom, Inc.*	48,189	5,847,735
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—100.1% (CONT.)
HEALTHCARE EQUIPMENT—5.2% (CONT.)
IDEXX Laboratories, Inc.*	9,023	$ 4,647,567
Shockwave Medical, Inc.*	13,621	3,081,751

		13,577,053
HEALTHCARE TECHNOLOGY—1.8%
Veeva Systems, Inc., Cl. A*	22,267	4,618,398
HOME IMPROVEMENT RETAIL—1.7%
Floor & Decor Holdings, Inc., Cl. A*	45,200	4,545,312
INTERACTIVE MEDIA & SERVICES—2.2%
Pinterest, Inc., Cl. A*	156,801	5,875,333
INTERNET SERVICES & INFRASTRUCTURE—9.2%
Cloudflare, Inc., Cl. A*	60,432	4,777,150
MongoDB, Inc.*	11,031	4,418,136
Okta, Inc.*	37,131	3,068,877
Shopify, Inc., Cl. A*	106,732	8,546,031
Snowflake, Inc., Cl. A*	16,384	3,205,366

		24,015,560
LIFE SCIENCES TOOLS & SERVICES—4.7%
Avantor, Inc.*	154,250	3,546,207
Bruker Corp.	36,349	2,599,317
West Pharmaceutical Services, Inc.	16,484	6,149,027

		12,294,551
MOVIES & ENTERTAINMENT—1.7%
Liberty Media Corp. Series C Liberty Formula One*	65,151	4,381,405
OIL & GAS EXPLORATION & PRODUCTION—4.0%
Diamondback Energy, Inc.	67,779	10,420,343
RESTAURANTS—0.6%
Shake Shack, Inc., Cl. A*	21,660	1,636,630
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.3%
ASML Holding NV	3,936	3,423,612
SEMICONDUCTORS—8.4%
Advanced Micro Devices, Inc.*	48,428	8,120,892
Marvell Technology, Inc.	91,539	6,197,190
Micron Technology, Inc.	32,927	2,823,490
Monolithic Power Systems, Inc.	8,097	4,880,224

		22,021,796
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.5%
Celsius Holdings, Inc.*	78,685	3,926,381
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—100.1% (CONT.)
SYSTEMS SOFTWARE—3.7%
Crowdstrike Holdings, Inc., Cl. A*	8,923	$ 2,609,977
ServiceNow, Inc.*	9,129	6,987,337

		9,597,314
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.8%
Super Micro Computer, Inc.*	9,115	4,827,395
TOTAL COMMON STOCKS (Cost $201,986,068)		261,979,150

Total Investments (Cost $201,986,068)	100.1%	$261,979,150
Unaffiliated Securities (Cost $201,986,068)		261,979,150
Liabilities in Excess of Other Assets	(0.1)%	(159,297)
NET ASSETS	100.0%	$261,819,853

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.7%
AEROSPACE & DEFENSE—3.2%
AAR Corp.*	130,836	$ 7,957,446
Cadre Holdings, Inc.	93,570	3,180,444
Kratos Defense & Security Solutions, Inc.*	366,107	6,198,191

		17,336,081
APPLICATION SOFTWARE—14.8%
Agilysys, Inc.*	10,143	849,071
Intapp, Inc.*	241,975	10,424,283
nCino, Inc.*	200,863	6,323,167
Sprout Social, Inc., Cl. A*	164,086	10,063,394
SPS Commerce, Inc.*	155,415	28,565,277
Vertex, Inc., Cl. A*	998,354	24,220,068

		80,445,260
ASSET MANAGEMENT & CUSTODY BANKS—8.2%
Hamilton Lane, Inc., Cl. A	191,694	22,225,002
StepStone Group, Inc., Cl. A	663,400	22,190,730

		44,415,732
BIOTECHNOLOGY—8.7%
ACADIA Pharmaceuticals, Inc.*	723,361	18,742,284
Natera, Inc.*	312,960	20,636,582
Ultragenyx Pharmaceutical, Inc.*	180,914	7,980,117

		47,358,983
BROADLINE RETAIL—4.6%
Ollie's Bargain Outlet Holdings, Inc.*	278,454	20,029,196
Savers Value Village, Inc.*	263,297	4,921,021

		24,950,217
CARGO GROUND TRANSPORTATION—1.5%
RXO, Inc.*	390,354	8,119,363
CONSUMER FINANCE—0.5%
Upstart Holdings, Inc.*	78,957	2,507,674
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
Novanta, Inc.*	38,882	6,009,213
ENVIRONMENTAL & FACILITIES SERVICES—7.1%
Casella Waste Systems, Inc., Cl. A*	357,273	30,489,678
Montrose Environmental Group, Inc.*	271,570	7,932,560

		38,422,238
HEALTHCARE EQUIPMENT—12.8%
Glaukos Corp.*	259,784	23,128,569
Impulse Dynamics PLC, Cl. E(a),*,@	904,912	1,945,561
Inmode, Ltd.*	95,103	2,252,990
Inogen, Inc.*	236,687	1,684,028
Inspire Medical Systems, Inc.*	94,585	19,945,139
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
HEALTHCARE EQUIPMENT—12.8% (CONT.)
iRhythm Technologies, Inc.*	70,874	$ 8,489,288
Nevro Corp.*	625,138	10,352,285
Tandem Diabetes Care, Inc.*	74,931	1,708,427

		69,506,287
HEALTHCARE FACILITIES—1.0%
US Physical Therapy, Inc.	61,398	5,664,580
HEALTHCARE SERVICES—2.2%
Agiliti, Inc.*	562,982	3,991,542
NeoGenomics, Inc.*	530,907	7,883,969

		11,875,511
HEALTHCARE TECHNOLOGY—1.1%
Definitive Healthcare Corp.*	708,209	6,019,777
IT CONSULTING & OTHER SERVICES—0.7%
Globant SA*	17,300	4,079,513
LEISURE FACILITIES—1.4%
Planet Fitness, Inc., Cl. A*	108,354	7,342,067
LEISURE PRODUCTS—0.2%
Latham Group, Inc.*	470,192	1,189,586
MANAGED HEALTHCARE—5.9%
Progyny, Inc.*	842,240	32,080,922
OIL & GAS EQUIPMENT & SERVICES—1.4%
Core Laboratories, Inc.	249,571	3,935,734
Dril-Quip, Inc.*	182,382	3,660,407

		7,596,141
PERSONAL CARE PRODUCTS—0.3%
Oddity Tech, Ltd., Cl. A*	33,379	1,378,553
PROPERTY & CASUALTY INSURANCE—0.6%
Palomar Holdings, Inc.*	58,060	3,476,052
REAL ESTATE SERVICES—5.9%
FirstService Corp.	191,978	32,181,272
RESEARCH & CONSULTING SERVICES—0.2%
NV5 Global, Inc.*	11,763	1,233,821
RESTAURANTS—1.3%
Wingstop, Inc.	25,785	7,248,421
SEMICONDUCTORS—3.6%
Impinj, Inc.*	150,627	14,607,806
SiTime Corp.*	45,845	4,885,702

		19,493,508
TRADING COMPANIES & DISTRIBUTORS—8.7%
SiteOne Landscape Supply, Inc.*	143,913	22,241,754
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—8.7% (CONT.)
Transcat, Inc.*	205,685	$ 22,633,578
Xometry, Inc., Cl. A*	73,924	2,378,874

		47,254,206
TRANSACTION & PAYMENT PROCESSING SERVICES—0.7%
Flywire Corp.*	165,732	3,541,693
TOTAL COMMON STOCKS (Cost $451,182,641)		530,726,671
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	231,474	—
(Cost $1,041,633)		—
SHORT-TERM SECURITIES—2.4%
MONEY MARKET FUNDS—2.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%, (c)	13,000,000	13,000,000
(Cost $13,000,000)		13,000,000

Total Investments (Cost $465,224,274)	100.1%	$543,726,671
Affiliated Securities (Cost $1,041,633)		0
Unaffiliated Securities (Cost $464,182,641)		543,726,671
Liabilities in Excess of Other Assets	(0.1)%	(567,370)
NET ASSETS	100.0%	$543,159,301

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Impulse Dynamics PLC, Cl. E	2/11/22	$2,986,210	$1,945,561	0.4%
Prosetta Biosciences, Inc., Series D	2/6/15	1,041,633	—	0.0%
Total			$1,945,561	0.4%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.9%
AEROSPACE & DEFENSE—5.4%
HEICO Corp.	70,543	$ 12,668,817
Hexcel Corp.	34,820	2,311,700
Mercury Systems, Inc.*	42,584	1,263,042

		16,243,559
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Capri Holdings, Ltd.*	50,525	2,462,588
APPAREL RETAIL—1.3%
Victoria's Secret & Co.*	154,291	4,019,280
APPLICATION SOFTWARE—24.2%
ACI Worldwide, Inc.*	128,558	3,865,739
AppFolio, Inc., Cl. A*	26,631	5,839,113
BILL Holdings, Inc.*	28,800	2,247,840
Blackbaud, Inc.*	50,468	4,083,871
BlackLine, Inc.*	50,428	2,959,115
Everbridge, Inc.*	66,133	1,478,734
Guidewire Software, Inc.*	36,894	4,120,322
HubSpot, Inc.*	6,786	4,146,246
InterDigital, Inc.	14,627	1,536,566
Manhattan Associates, Inc.*	62,094	15,061,521
Q2 Holdings, Inc.*	108,919	4,634,504
Smartsheet, Inc., Cl. A*	71,669	3,222,955
Sprout Social, Inc., Cl. A*	73,507	4,508,184
SPS Commerce, Inc.*	49,244	9,051,047
Vertex, Inc., Cl. A*	260,255	6,313,786

		73,069,543
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Affiliated Managers Group, Inc.	7,396	1,100,821
AUTOMOTIVE PARTS & EQUIPMENT—0.0%
Atmus Filtration Technologies, Inc.*	4,639	103,589
BIOTECHNOLOGY—14.9%
Absci Corp.*	467,626	1,851,799
Akero Therapeutics, Inc.*	27,751	599,699
Altimmune, Inc.*	136,263	1,286,323
Arcus Biosciences, Inc.*	40,904	619,287
Autolus Therapeutics PLC ADR*	323,215	1,945,754
Bridgebio Pharma, Inc.*	53,285	1,827,143
Cabaletta Bio, Inc.*	274,652	5,624,873
Fusion Pharmaceuticals, Inc.*	165,175	1,919,333
ImmunoGen, Inc.*	59,948	1,757,675
Immunovant, Inc.*	102,002	3,713,893
Iovance Biotherapeutics, Inc.*	186,787	1,443,863
Karuna Therapeutics, Inc.*	4,109	1,287,843
Krystal Biotech, Inc.*	12,609	1,402,751
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.9% (CONT.)
BIOTECHNOLOGY—14.9% (CONT.)
MoonLake Immunotherapeutics*	72,380	$ 4,044,594
Morphic Holding, Inc.*	35,366	1,120,748
Natera, Inc.*	15,769	1,039,808
Nuvalent, Inc., Cl. A*	37,939	2,851,875
Prothena Corp. PLC*	17,994	510,850
RAPT Therapeutics, Inc.*	63,896	1,581,426
Scholar Rock Holding Corp.*	79,283	1,105,998
Twist Bioscience Corp.*	43,019	1,393,816
Vaxcyte, Inc.*	62,243	4,445,395
Viking Therapeutics, Inc.*	70,840	1,710,078

		45,084,824
BUILDING PRODUCTS—0.9%
CSW Industrials, Inc.	7,270	1,538,114
The AZEK Co., Inc.*	33,730	1,300,629

		2,838,743
CONSTRUCTION MATERIALS—0.5%
Summit Materials, Inc., Cl. A*	44,911	1,624,880
CONSUMER STAPLES MERCHANDISE RETAIL—0.7%
BJ's Wholesale Club Holdings, Inc.*	33,435	2,151,208
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
908 Devices, Inc.*	456,169	3,229,676
FOOTWEAR—0.6%
On Holding AG, Cl. A*	70,241	1,865,601
HEALTHCARE DISTRIBUTORS—0.4%
PetIQ, Inc., Cl. A*	62,035	1,114,769
HEALTHCARE EQUIPMENT—3.0%
Glaukos Corp.*	12,457	1,109,047
Impulse Dynamics PLC, Cl. E(a),*,@	1,105,151	2,376,075
Inmode, Ltd.*	62,875	1,489,509
QuidelOrtho Corp.*	21,377	1,464,538
Shockwave Medical, Inc.*	6,006	1,358,857
Tandem Diabetes Care, Inc.*	56,741	1,293,695

		9,091,721
HEALTHCARE SERVICES—0.5%
Guardant Health, Inc.*	27,943	612,790
Privia Health Group, Inc.*	48,330	974,333

		1,587,123
HEALTHCARE SUPPLIES—1.1%
Neogen Corp.*	204,201	3,165,115
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.9% (CONT.)
HEALTHCARE TECHNOLOGY—2.1%
Doximity, Inc., Cl. A*	18,271	$ 492,404
Veeva Systems, Inc., Cl. A*	28,554	5,922,385

		6,414,789
HOMEBUILDING—1.1%
Skyline Champion Corp.*	47,727	3,268,345
HOMEFURNISHING RETAIL—0.6%
RH*	7,262	1,840,772
HOTELS RESORTS & CRUISE LINES—0.6%
MakeMyTrip, Ltd.*	30,163	1,670,728
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—3.5%
Gates Industrial Corp. PLC*	202,298	2,605,598
RBC Bearings, Inc.*	17,465	4,690,051
The Middleby Corp.*	22,355	3,153,620

		10,449,269
INTERACTIVE HOME ENTERTAINMENT—1.9%
Take-Two Interactive Software, Inc.*	35,288	5,820,050
INTERACTIVE MEDIA & SERVICES—0.5%
Bumble, Inc., Cl. A*	114,172	1,566,440
LEISURE FACILITIES—0.9%
Planet Fitness, Inc., Cl. A*	40,235	2,726,324
LIFE SCIENCES TOOLS & SERVICES—6.8%
10X Genomics, Inc., Cl. A*	39,330	1,638,881
Bio-Techne Corp.	115,057	8,090,808
CryoPort, Inc.*	115,779	1,679,953
ICON PLC*	7,291	1,902,003
MaxCyte, Inc.*	193,490	984,864
Mesa Laboratories, Inc.	14,266	1,307,051
Quanterix Corp.*	22,478	496,539
Repligen Corp.*	23,424	4,436,506

		20,536,605
MANAGED HEALTHCARE—0.9%
HealthEquity, Inc.*	35,167	2,657,922
MOVIES & ENTERTAINMENT—2.0%
Live Nation Entertainment, Inc.*	69,490	6,174,186
OIL & GAS EQUIPMENT & SERVICES—0.9%
ChampionX Corp.	97,023	2,659,400
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Magnolia Oil & Gas Corp., Cl. A	162,824	3,357,431
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.9% (CONT.)
PERSONAL CARE PRODUCTS—1.5%
e.l.f. Beauty, Inc.*	15,699	$ 2,504,462
Oddity Tech, Ltd., Cl. A*	47,544	1,963,567

		4,468,029
PHARMACEUTICALS—2.3%
Cymabay Therapeutics, Inc.*	162,152	3,812,193
Pliant Therapeutics, Inc.*	54,049	968,558
Structure Therapeutics, Inc., ADR*	52,711	2,299,254

		7,080,005
REGIONAL BANKS—1.1%
Webster Financial Corp.	68,007	3,364,986
RESTAURANTS—8.3%
Cava Group, Inc.*	20,457	957,387
Kura Sushi USA, Inc., Cl. A*	55,791	5,474,771
Shake Shack, Inc., Cl. A*	110,444	8,345,149
Wingstop, Inc.	36,606	10,290,313

		25,067,620
SEMICONDUCTORS—2.0%
Rambus, Inc.*	30,156	2,066,591
Universal Display Corp.	22,496	3,819,146

		5,885,737
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.2%
Celsius Holdings, Inc.*	70,575	3,521,692
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	1,756	246,121
SYSTEMS SOFTWARE—0.5%
Rapid7, Inc.*	28,874	1,588,936
TRADING COMPANIES & DISTRIBUTORS—0.7%
Xometry, Inc., Cl. A*	62,192	2,001,338
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
DLocal Ltd.*	173,167	2,789,721
Marqeta, Inc., Cl. A*	288,721	1,735,213

		4,524,934
TOTAL COMMON STOCKS (Cost $248,465,114)		295,644,699
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	50,688	—
(Cost $228,096)		—
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.1%
BIOTECHNOLOGY—0.1%
Mirati Therapeutics, Inc. CVR(a),*,@	14,432	$ —
Tolero CDR(a),*,@	174,782	129,339

		129,339
TOTAL RIGHTS (Cost $94,483)		129,339
SPECIAL PURPOSE VEHICLE—0.7%
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,615,104
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		426,208

		2,041,312
TOTAL SPECIAL PURPOSE VEHICLE (Cost $2,275,000)		2,041,312
SHORT-TERM SECURITIES—1.3%
MONEY MARKET FUNDS—1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%, (c)	4,000,000	4,000,000
(Cost $4,000,000)		4,000,000

Total Investments (Cost $255,062,693)	100.0%	$301,815,350
Affiliated Securities (Cost $2,503,096)		2,041,312
Unaffiliated Securities (Cost $252,559,597)		299,774,038
Other Assets in Excess of Liabilities	0.0%	87,438
NET ASSETS	100.0%	$301,902,788

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,800,000	$1,615,104	0.5%
Crosslink Ventures C, LLC, Cl. B	12/16/20	475,000	426,208	0.2%
Impulse Dynamics PLC, Cl. E	2/11/22	3,646,998	2,376,075	0.8%
Mirati Therapeutics, Inc. CVR	1/24/24	—	—	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15	228,096	—	0.0%
Tolero CDR	2/6/17	94,483	129,339	0.1%
Total			$4,546,726	1.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.9%
APPLICATION SOFTWARE—31.0%
Agilysys, Inc.*	596,834	$ 49,960,974
Altair Engineering, Inc., Cl. A*	399,586	33,972,802
AppFolio, Inc., Cl. A*	322,620	70,737,661
BlackLine, Inc.*	555,519	32,597,855
Clearwater Analytics Holdings, Inc.*	2,699,755	50,890,382
Confluent, Inc., Cl. A*	996,002	22,270,605
Guidewire Software, Inc.*	502,618	56,132,378
Intapp, Inc.*	406,446	17,509,694
nCino, Inc.*	294,270	9,263,619
PROS Holdings, Inc.(a),*	2,498,974	86,014,685
Q2 Holdings, Inc.*	722,449	30,740,205
Smartsheet, Inc., Cl. A*	472,560	21,251,023
Vertex, Inc., Cl. A*	518,627	12,581,891

		493,923,774
AUTOMOTIVE PARTS & EQUIPMENT—0.7%
Modine Manufacturing Co.*	156,196	10,791,582
BIOTECHNOLOGY—13.5%
Altimmune, Inc.*	874,613	8,256,347
Ascendis Pharma AS ADR*	148,291	19,267,450
Cabaletta Bio, Inc.*	2,130,465	43,631,923
Immunovant, Inc.*	579,438	21,097,338
Krystal Biotech, Inc.*	123,425	13,731,031
MoonLake Immunotherapeutics*	537,151	30,015,998
Natera, Inc.*	1,054,375	69,525,487
Nuvalent, Inc., Cl. A*	121,844	9,159,013

		214,684,587
BUILDING PRODUCTS—1.5%
Trex Co., Inc.*	300,747	24,504,866
CONSTRUCTION & ENGINEERING—0.6%
MYR Group, Inc.*	62,392	8,975,089
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.9%
Federal Signal Corp.	179,885	13,847,547
HEALTHCARE EQUIPMENT—11.2%
Alphatec Holdings, Inc.*	2,010,140	32,343,153
AtriCure, Inc.*	858,558	29,242,485
Glaukos Corp.*	245,061	21,817,781
Impulse Dynamics PLC, Cl. E(b),*,@	7,255,544	23,943,295
Inari Medical, Inc.*	408,888	23,286,172
Shockwave Medical, Inc.*	164,934	37,316,317
TransMedics Group, Inc.*	128,948	11,059,870

		179,009,073
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.9% (CONT.)
HEALTHCARE TECHNOLOGY—2.5%
Schrodinger, Inc.*	540,281	$ 14,290,432
Veeva Systems, Inc., Cl. A*	120,328	24,957,231

		39,247,663
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—5.4%
RBC Bearings, Inc.*	319,592	85,823,236
LIFE SCIENCES TOOLS & SERVICES—10.3%
10X Genomics, Inc., Cl. A*	287,226	11,968,707
BioLife Solutions, Inc.*	1,469,493	24,981,381
Bio-Techne Corp.	546,924	38,459,696
CryoPort, Inc.*	1,588,453	23,048,453
Repligen Corp.*	291,462	55,202,903
Stevanato Group SpA	335,561	10,650,706

		164,311,846
OIL & GAS EQUIPMENT & SERVICES—2.0%
ChampionX Corp.	1,187,679	32,554,281
PERSONAL CARE PRODUCTS—1.0%
e.l.f. Beauty, Inc.*	99,675	15,901,153
PHARMACEUTICALS—2.4%
Cymabay Therapeutics, Inc.*	1,344,970	31,620,245
Structure Therapeutics, Inc., ADR*	155,403	6,778,679

		38,398,924
RESTAURANTS—5.2%
Kura Sushi USA, Inc., Cl. A*	271,558	26,647,987
Wingstop, Inc.	200,582	56,385,606

		83,033,593
SEMICONDUCTORS—4.2%
Impinj, Inc.*	184,553	17,897,950
indie Semiconductor, Inc., Cl. A*	1,187,736	7,209,557
Rambus, Inc.*	604,326	41,414,461

		66,521,968
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.8%
Celsius Holdings, Inc.*	259,233	12,935,727
SYSTEMS SOFTWARE—4.1%
Gitlab, Inc., Cl. A*	254,529	18,099,557
Rapid7, Inc.*	397,809	21,891,429
Tenable Holdings, Inc.*	527,779	24,858,391

		64,849,377
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.9% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—2.6%
Xometry, Inc., Cl. A*	1,280,218	$ 41,197,415
TOTAL COMMON STOCKS (Cost $1,228,685,332)		1,590,511,701
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	11,905	8,810
(Cost $6,436)		8,810
SHORT-TERM SECURITIES—0.3%
MONEY MARKET FUNDS—0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%, (c)	5,000,000	5,000,000
(Cost $5,000,000)		5,000,000

Total Investments (Cost $1,233,691,768)	100.2%	$1,595,520,511
Affiliated Securities (Cost $95,371,657)		86,014,685
Unaffiliated Securities (Cost $1,138,320,111)		1,509,505,826
Liabilities in Excess of Other Assets	(0.2)%	(3,475,016)
NET ASSETS	100.0%	$1,592,045,495

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(c)	Rate shown reflects 7-day effective yield as of January 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Impulse Dynamics PLC, Cl. E	11/28/23	$23,943,295	$23,943,295	1.5%
Tolero CDR	2/6/17	6,436	8,810	0.0%
Total			$23,952,105	1.5%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.4%
AUSTRALIA—4.7%
APPLICATION SOFTWARE—2.1%
WiseTech Global, Ltd.	71,200	$ 3,352,176
HEALTHCARE TECHNOLOGY—2.6%
Pro Medicus, Ltd.	65,400	4,308,491

TOTAL AUSTRALIA (Cost $5,397,550)		7,660,667
BRAZIL—10.1%
BROADLINE RETAIL—3.1%
MercadoLibre, Inc.*	2,950	5,049,839
DIVERSIFIED BANKS—3.4%
NU Holdings, Ltd., Cl. A*	649,000	5,587,890
DIVERSIFIED CAPITAL MARKETS—2.2%
Banco BTG Pactual SA	495,000	3,604,796
FOOTWEAR—1.4%
Arezzo Industria e Comercio SA	177,700	2,250,661

TOTAL BRAZIL (Cost $12,642,315)		16,493,186
CHINA—3.4%
AUTOMOBILE MANUFACTURERS—1.5%
BYD Co., Ltd., Cl. H	106,984	2,395,390
HOTELS RESORTS & CRUISE LINES—1.9%
Trip.com Group, Ltd. ADR*	85,800	3,136,848

TOTAL CHINA (Cost $5,809,907)		5,532,238
DENMARK—3.5%
PHARMACEUTICALS—3.5%
Novo Nordisk A/S, Cl. B	50,600	5,783,806
(Cost $3,756,046)
FRANCE—13.5%
APPAREL ACCESSORIES & LUXURY GOODS—2.2%
LVMH Moet Hennessy Louis Vuitton SE	4,350	3,619,456
DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Teleperformance SE	22,007	3,436,922
ELECTRICAL COMPONENTS & EQUIPMENT—2.4%
Schneider Electric SE	19,900	3,909,358
HEALTHCARE SUPPLIES—2.1%
EssilorLuxottica SA	17,900	3,507,918
LIFE SCIENCES TOOLS & SERVICES—2.1%
Eurofins Scientific SE	56,800	3,420,313
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
FRANCE—13.5% (CONT.)
OIL & GAS STORAGE & TRANSPORTATION—2.6%
Gaztransport Et Technigaz SA	30,324	$ 4,251,352

TOTAL FRANCE (Cost $19,239,945)		22,145,319
GERMANY—4.6%
AEROSPACE & DEFENSE—2.5%
Hensoldt AG	138,300	4,151,889
LIFE SCIENCES TOOLS & SERVICES—2.1%
Gerresheimer AG	32,900	3,354,122

TOTAL GERMANY (Cost $7,092,466)		7,506,011
GREECE—1.8%
OTHER SPECIALTY RETAIL—1.8%
JUMBO SA	105,700	2,969,980
(Cost $2,795,695)
HONG KONG—1.6%
FINANCIAL EXCHANGES & DATA—1.6%
Hong Kong Exchanges & Clearing, Ltd.	88,000	2,668,055
(Cost $3,463,364)
INDIA—8.0%
DIVERSIFIED BANKS—2.4%
HDFC Bank, Ltd. ADR	71,700	3,978,633
HOTELS RESORTS & CRUISE LINES—2.9%
MakeMyTrip, Ltd.*	85,578	4,740,165
PACKAGED FOODS & MEATS—2.7%
Patanjali Foods, Ltd.	229,156	4,383,433

TOTAL INDIA (Cost $9,405,738)		13,102,231
IRELAND—2.5%
PACKAGED FOODS & MEATS—2.5%
Kerry Group PLC, Cl. A	45,441	4,050,339
(Cost $4,943,579)
ITALY—6.2%
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Brunello Cucinelli SpA	31,200	3,093,071
AUTOMOBILE MANUFACTURERS—4.3%
Ferrari NV	20,562	7,112,807

TOTAL ITALY (Cost $5,834,021)		10,205,878
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
JAPAN—11.1%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.5%
Keyence Corp.	8,900	$ 3,981,841
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.1%
Recruit Holdings Co., Ltd.	88,000	3,475,887
PACKAGED FOODS & MEATS—1.5%
Kotobuki Spirits Co., Ltd.	182,500	2,455,472
SEMICONDUCTOR MATERIALS & EQUIPMENT—5.0%
Lasertec Corp.	18,000	4,687,726
Tokyo Electron, Ltd.	18,900	3,507,320
		8,195,046

TOTAL JAPAN (Cost $14,451,620)		18,108,246
NETHERLANDS—6.5%
HEAVY ELECTRICAL EQUIPMENT—2.1%
Alfen NV*	55,000	3,326,046
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.4%
ASML Holding NV	8,350	7,244,361

TOTAL NETHERLANDS (Cost $4,027,634)		10,570,407
SAUDI ARABIA—1.8%
IT CONSULTING & OTHER SERVICES—1.8%
Elm Co.	12,000	2,880,526
(Cost $1,412,579)
SPAIN—1.9%
BIOTECHNOLOGY—1.9%
Grifols SA, ADR*	394,741	3,173,718
(Cost $6,248,951)
SWEDEN—2.8%
ASSET MANAGEMENT & CUSTODY BANKS—2.8%
EQT AB	168,798	4,532,588
(Cost $2,822,733)
SWITZERLAND—5.3%
ASSET MANAGEMENT & CUSTODY BANKS—3.0%
Partners Group Holding AG	3,594	4,848,935
SPECIALTY CHEMICALS—2.3%
Sika AG	13,700	3,781,995

TOTAL SWITZERLAND (Cost $5,455,134)		8,630,930
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
TAIWAN—2.7%
SEMICONDUCTORS—2.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,800	$ 4,382,848
(Cost $4,351,074)
UNITED KINGDOM—2.5%
FINANCIAL EXCHANGES & DATA—2.5%
London Stock Exchange Group PLC	36,300	4,106,041
(Cost $2,749,816)
UNITED STATES—1.9%
OIL & GAS EQUIPMENT & SERVICES—1.9%
Schlumberger NV	65,800	3,204,460
(Cost $2,339,614)
TOTAL COMMON STOCKS (Cost $124,239,781)		157,707,474

MONEY MARKET FUNDS—3.1%
UNITED STATES—3.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(a)	5,000,000	5,000,000
(Cost $5,000,000)

Total Investments (Cost $129,239,781)	99.5%	$162,707,474
Unaffiliated Securities (Cost $129,239,781)		162,707,474
Other Assets in Excess of Liabilities	0.5%	832,148
NET ASSETS	100.0%	$163,539,622

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.7%
BIOTECHNOLOGY—34.5%
Aerovate Therapeutics, Inc.*	24,747	$ 477,865
Amgen, Inc.	19,665	6,179,923
Arrowhead Pharmaceuticals, Inc.*	37,093	1,190,685
Ascendis Pharma AS ADR*	12,626	1,640,496
Biohaven, Ltd.*	30,099	1,338,803
Cabaletta Bio, Inc.*	64,373	1,318,359
Cytokinetics, Inc.*	16,970	1,325,866
Forte Biosciences, Inc.*	1,192,842	727,753
HilleVax, Inc.*	87,043	1,233,399
Madrigal Pharmaceuticals, Inc.*	8,673	1,879,526
Natera, Inc.*	13,074	862,100
Neurocrine Biosciences, Inc.*	10,678	1,492,464
Nuvalent, Inc., Cl. A*	19,865	1,493,252
RAPT Therapeutics, Inc.*	48,179	1,192,430
Regeneron Pharmaceuticals, Inc.*	6,215	5,859,378
Sarepta Therapeutics, Inc.*	11,753	1,398,489
Swedish Orphan Biovitrum AB*	32,027	898,938
Vaxcyte, Inc.*	19,783	1,412,902
Vertex Pharmaceuticals, Inc.*	13,742	5,955,508
Viking Therapeutics, Inc.*	36,334	877,103

		38,755,239
HEALTHCARE DISTRIBUTORS—6.7%
Cardinal Health, Inc.	27,002	2,948,349
McKesson Corp.	9,126	4,561,996

		7,510,345
HEALTHCARE EQUIPMENT—25.3%
Boston Scientific Corp.*	89,681	5,673,220
Dexcom, Inc.*	7,479	907,577
Glaukos Corp.*	15,432	1,373,911
Impulse Dynamics PLC, Cl. E(a),*,@	2,163,678	5,397,713
Inspire Medical Systems, Inc.*	10,329	2,178,076
Intuitive Surgical, Inc.*	12,471	4,716,782
Masimo Corp.*	9,097	1,172,967
Stryker Corp.	17,395	5,835,674
Teleflex, Inc.	4,597	1,116,289

		28,372,209
HEALTHCARE FACILITIES—2.4%
Acadia Healthcare Co., Inc.*	33,114	2,719,984
HEALTHCARE SUPPLIES—2.9%
ConvaTec Group PLC(a),(b),@	727,080	2,212,778
Schott Pharma AG & Co. KGaA*	25,715	1,000,447

		3,213,225
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
LIFE & HEALTH INSURANCE—2.5%
Oscar Health, Inc., Cl. A*	221,750	$ 2,776,310
LIFE SCIENCES TOOLS & SERVICES—3.2%
Bruker Corp.	21,653	1,548,406
Codexis, Inc.*	339,958	894,089
West Pharmaceutical Services, Inc.	3,053	1,138,861

		3,581,356
MANAGED HEALTHCARE—6.7%
Molina Healthcare, Inc.*	7,911	2,819,797
UnitedHealth Group, Inc.	9,070	4,641,482

		7,461,279
PHARMACEUTICALS—13.5%
Elanco Animal Health, Inc.*	129,077	1,902,595
Eli Lilly & Co.	8,844	5,709,775
Intra-Cellular Therapies, Inc.*	16,740	1,127,271
Merck & Co., Inc.	18,479	2,231,894
Novo Nordisk A/S	36,551	4,193,862

		15,165,397
TOTAL COMMON STOCKS (Cost $94,972,450)		109,555,344
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(c),*,@	897,366	—
(Cost $4,038,147)		—
RIGHTS—1.3%
BIOTECHNOLOGY—1.3%
Tolero CDR(a),*,@	1,956,996	1,448,177
(Cost $1,044,373)		1,448,177

Total Investments (Cost $100,054,970)	99.0%	$111,003,521
Affiliated Securities (Cost $4,038,147)		0
Unaffiliated Securities (Cost $96,016,823)		111,003,521
Other Assets in Excess of Liabilities	1.0%	1,177,589
NET ASSETS	100.0%	$112,181,110

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)
Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 2.0% of the net assets of the Fund.

(c)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
ConvaTec Group PLC	12/11/23-1/8/24	$2,200,180	$2,212,778	2.0%
Impulse Dynamics PLC, Cl. E	2/11/22-6/2/23	7,140,138	5,397,713	4.8%
Prosetta Biosciences, Inc., Series D	2/6/15	4,038,147	—	0.0%
Tolero CDR	2/6/17	1,044,373	1,448,177	1.3%
Total			$9,058,668	8.1%
See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of  Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in ten series — Alger Capital Appreciation Fund, Alger 35 Fund, Alger Growth & Income Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger 35 Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of  long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities and has an investment objective of  both capital appreciation and current income.
Each Fund offers one or more of  the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of  the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of  any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class B and C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of  shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Y and Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

On May 23, 2023, the Board of Trustees (the “Board”) approved the transition of the Fund’s custodian and administrator from Brown Brothers Harriman & Company (the “Custodian”) to The Bank of  New York Mellon. This change became effective January 29, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.  Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2024 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$258,377,698	$258,377,698	$—	$—
Consumer Discretionary	229,069,889	225,152,987	3,916,902	—
Energy	24,801,448	24,801,448	—	—
Financials	90,850,880	90,850,880	—	—
Health Care	237,316,704	237,316,704	—	—
Industrials	150,941,826	150,941,826	—	—
Information Technology	779,363,207	779,363,207	—	—
Materials	23,775,753	23,775,753	—	—
TOTAL COMMON STOCKS	$1,794,497,405	$1,790,580,503	$3,916,902	$—
PREFERRED STOCKS
Information Technology	1,023,157	—	—	1,023,157
REAL ESTATE INVESTMENT TRUST
Real Estate	6,942,685	6,942,685	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,489,952	—	—	2,489,952
TOTAL INVESTMENTS IN SECURITIES	$1,804,953,199	$1,797,523,188	$3,916,902	$3,513,109

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$7,947,453	$7,947,453	$—	$—
Consumer Discretionary	4,214,360	4,214,360	—	—
Energy	1,572,453	1,572,453	—	—
Financials	320,818	320,818	—	—
Health Care	3,627,188	3,082,889	—	544,299
Industrials	2,171,080	2,171,080	—	—
Information Technology	11,984,024	11,984,024	—	—
TOTAL COMMON STOCKS	$31,837,376	$31,293,077	$—	$544,299

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Real Estate	$313,709	$313,709	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$32,151,085	$31,606,786	$—	$544,299

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$39,334,046	$39,334,046	$—	$—
Consumer Discretionary	28,275,556	28,275,556	—	—
Consumer Staples	26,328,738	26,328,738	—	—
Energy	18,719,993	18,719,993	—	—
Financials	51,026,453	51,026,453	—	—
Health Care	51,831,529	51,831,529	—	—
Industrials	25,502,801	25,502,801	—	—
Information Technology	127,172,441	127,172,441	—	—
Materials	8,591,490	8,591,490	—	—
Utilities	6,368,583	6,368,583	—	—
TOTAL COMMON STOCKS	$383,151,630	$383,151,630	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	1,974,234	1,974,234	—	—
REAL ESTATE INVESTMENT TRUST
Financials	1,027,230	1,027,230	—	—
Real Estate	12,550,645	12,550,645	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$13,577,875	$13,577,875	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	16,000,000	16,000,000	—	—
TOTAL INVESTMENTS IN SECURITIES	$414,703,739	$414,703,739	$—	$—

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$14,005,428	$14,005,428	$—	$—
Consumer Discretionary	26,138,805	26,138,805	—	—
Consumer Staples	3,628,229	3,628,229	—	—
Energy	5,665,012	5,665,012	—	—
Financials	16,402,547	16,402,547	—	—
Health Care	37,360,157	37,360,157	—	—
Industrials	42,195,428	42,195,428	—	—
Information Technology	59,701,953	59,701,953	—	—
Materials	3,336,252	3,336,252	—	—
Real Estate	10,955,019	10,955,019	—	—
TOTAL COMMON STOCKS	$219,388,830	$219,388,830	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Health Care	$— [1]	$—	$—	$— [1]
RIGHTS
Health Care	436,644	—	—	436,644
SPECIAL PURPOSE VEHICLE
Information Technology	1,502,944	—	—	1,502,944
WARRANTS
Information Technology	— [2]	—	— [2]	—
TOTAL INVESTMENTS IN SECURITIES	$221,328,418	$219,388,830	$—	$1,939,588

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$12,827,516	$12,827,516	$—	$—
Consumer Discretionary	26,085,771	26,085,771	—	—
Consumer Staples	3,926,381	3,926,381	—	—
Energy	10,420,343	10,420,343	—	—
Health Care	44,926,724	44,926,724	—	—
Industrials	37,917,254	37,917,254	—	—
Information Technology	120,126,964	120,126,964	—	—
Materials	5,748,197	5,748,197	—	—
TOTAL COMMON STOCKS	$261,979,150	$261,979,150	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$261,979,150	$261,979,150	$—	$—

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$40,730,291	$40,730,291	$—	$—
Consumer Staples	1,378,553	1,378,553	—	—
Energy	7,596,141	7,596,141	—	—
Financials	53,941,151	53,941,151	—	—
Health Care	172,506,060	170,560,499	—	1,945,561
Industrials	112,365,709	112,365,709	—	—
Information Technology	110,027,494	110,027,494	—	—
Real Estate	32,181,272	32,181,272	—	—
TOTAL COMMON STOCKS	$530,726,671	$528,781,110	$—	$1,945,561
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	13,000,000	13,000,000	—	—
TOTAL INVESTMENTS IN SECURITIES	$543,726,671	$541,781,110	$—	$1,945,561

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$13,560,676	$13,560,676	$—	$—
Consumer Discretionary	43,024,847	43,024,847	—	—
Consumer Staples	10,140,929	10,140,929	—	—
Energy	6,016,831	6,016,831	—	—
Financials	6,201,020	6,201,020	—	—
Health Care	96,732,873	94,356,798	—	2,376,075
Industrials	31,532,909	31,532,909	—	—
Information Technology	86,563,613	86,563,613	—	—
Materials	1,871,001	1,871,001	—	—
TOTAL COMMON STOCKS	$295,644,699	$293,268,624	$—	$2,376,075
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
RIGHTS
Health Care	129,339 [3]	—	—	129,339 [3]
SPECIAL PURPOSE VEHICLE
Information Technology	2,041,312	—	—	2,041,312
SHORT-TERM INVESTMENTS
Money Market Funds	4,000,000	4,000,000	—	—
TOTAL INVESTMENTS IN SECURITIES	$301,815,350	$297,268,624	$—	$4,546,726

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$93,825,175	$93,825,175	$—	$—
Consumer Staples	28,836,880	28,836,880	—	—
Energy	32,554,281	32,554,281	—	—
Health Care	635,652,093	611,708,798	—	23,943,295
Industrials	174,348,153	174,348,153	—	—
Information Technology	625,295,119	625,295,119	—	—
TOTAL COMMON STOCKS	$1,590,511,701	$1,566,568,406	$—	$23,943,295
RIGHTS
Health Care	8,810	—	—	8,810
SHORT-TERM INVESTMENTS
Money Market Funds	5,000,000	5,000,000	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,595,520,511	$1,571,568,406	$—	$23,952,105

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger International Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$34,368,217	$25,260,300	$9,107,917	$—
Consumer Staples	10,889,244	—	10,889,244	—
Energy	7,455,812	3,204,460	4,251,352	—
Financials	29,326,938	13,171,319	16,155,619	—
Health Care	23,548,368	3,173,718	20,374,650	—
Industrials	18,300,102	—	18,300,102	—
Information Technology	30,036,798	4,382,848	25,653,950	—
Materials	3,781,995	—	3,781,995	—
TOTAL COMMON STOCKS	$157,707,474	$49,192,645	$108,514,829	$—
SHORT-TERM INVESTMENTS
Money Market Funds	5,000,000	5,000,000	—	—
TOTAL INVESTMENTS IN SECURITIES	$162,707,474	$54,192,645	$108,514,829	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials	$2,776,310	$2,776,310	$—	$—
Health Care	106,779,034	98,269,605	3,111,716	5,397,713
TOTAL COMMON STOCKS	$109,555,344	$101,045,915	$3,111,716	$5,397,713
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
RIGHTS
Health Care	1,448,177	—	—	1,448,177
TOTAL INVESTMENTS IN SECURITIES	$111,003,521	$101,045,915	$3,111,716	$6,845,890

[1]
Alger Mid Cap Growth Fund's, Alger Weatherbie Specialized Growth Fund's, Alger Small Cap Growth Fund's and Alger
Health Sciences Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024.

[2]	Alger Mid Cap Growth Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of January 31, 2024.
[3]	Alger Small Cap Growth Fund's holdings of Mirati Therapeutics, Inc. rights are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2023	$ 1,049,884
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(26,727)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	1,023,157
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ (26,727)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$ 2,555,109
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(65,157)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	2,489,952
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ (65,157)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Common Stocks
Opening balance at November 1, 2023	$ 470,076
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	74,223
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	544,299
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ 74,223

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2023	—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ —

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2023	$ 401,240
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	35,404
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	436,644
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ 35,404

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$ 1,542,273
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(39,329)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	1,502,944
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ (39,329)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2023	$ 2,578,999
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(633,438)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	1,945,561
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ (633,438)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2023	—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ —

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2023	$ 3,149,680
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(773,605)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	2,376,075
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ (773,605)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2023	—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ —

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2023	$ 118,852
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	10,487
Purchases and sales
Purchases	—*
Sales/Distributions	—
Closing balance at January 31, 2024	129,339*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ 10,487

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$ 2,094,729
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(53,417)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	2,041,312
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ (53,417)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Common Stocks
Opening balance at November 1, 2023	$ 20,678,300
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,264,995
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	23,943,295
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ 3,264,995

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2023	$ 8,095
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	715
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	8,810
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ 715

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2023	$ 6,616,482
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,218,769)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	5,397,713
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ (1,218,769)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2023	$ —*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ —

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2023	$ 1,330,757
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	117,420
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	1,448,177
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$117,420

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of January 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value January 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Preferred Stocks	$1,023,157	Market Approach	Revenue Multiple	10.50x-12.50x	N/A
Special Purpose Vehicle	2,489,952	Market Approach	Revenue Multiple	10.50x-12.50x	N/A
Alger 35 Fund
Common Stocks	544,298	Market Approach	Revenue Multiple Transaction Price	6.00x-7.00x N/A	N/A
Alger Mid Cap Growth Fund
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Rights	436,644	Income Approach	Discount Rate Probability of Success	7.18%-8.11% 0.00%-55.00%	N/A N/A
Special Purpose Vehicle	1,502,944	Market Approach	Revenue Multiple	10.50x-12.50x	N/A

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value January 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Weatherbie Specialized Growth Fund
Common Stocks	$1,945,561	Market Approach	Revenue Multiple Transaction Price	6.00x-7.00x N/A	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Alger Small Cap Growth Fund
Common Stocks	2,376,075	Market Approach	Revenue Multiple Transaction Price	6.00x-7.00x N/A	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100.00%	N/A
Rights	—**	Market Approach	Transaction Price	N/A	N/A
Rights	129,339	Income Approach	Discount Rate Probability of Success	7.18%-8.11% 0.00%-55.00%	N/A N/A
Special Purpose Vehicle	2,041,312	Market Approach	Revenue Multiple	10.50x-12.50x	N/A
Alger Small Cap Focus Fund
Common Stocks	23,943,295	Market Approach	Revenue Multiple Transaction Price	6.00x-7.00x N/A	N/A
Rights	8,810	Income Approach	Discount Rate Probability of Success	7.18%-8.11% 0.00%-55.00%	N/A
Alger Health Sciences Fund
Common Stocks	5,339,713	Market Approach	Revenue Multiple Transaction Price	6.00x-7.00x N/A	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100.00%	N/A
Rights	1,448,177	Income Approach	Discount Rate Probability of Success	7.18%-8.11% 0.00%-55.00%	N/A

*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024.
**	Mirati Therapeutics, Inc. shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 4 — Affiliated Securities:

During the three-month period ended January 31, 2024, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended January 31, 2024 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(65,157)	$2,489,952
Total					$—	$—	$(65,157)	$2,489,952

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	219,610	—	—	219,610	$—	$—	$—	$— [3]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(28,176)	1,076,736
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(11,153)	426,208
Total					$—	$—	$(39,329)	$1,502,944

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Weatherbie Specialized Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	231,474	—	—	231,474	$—	$—	$—	$— [3]
Total					$—	$—	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	50,688	—	—	50,688	$—	$—	$—	$— [3]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(42,264)	1,615,104
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(11,153)	426,208
Total					$—	$—	$(53,417)	$2,041,312

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Small Cap Focus Fund
Common Stocks
Cabaletta Bio, Inc.[4]	2,836,165	—	(707,700)	2,130,465	$—	$4,435,124	$11,358,249	$43,631,923
PROS Holdings, Inc.	2,701,224	—	(202,250)	2,498,974	—	(2,406,489)	11,449,911	86,014,685
Total					$—	$2,028,635	$22,808,160	$129,646,608

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	897,366	—	—	897,366	$—	$—	$—	$— [3]
Total					$—	$—	$—	$—

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
January 31, 2024.

[2]	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.
[3]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024
[4]	Non-affiliated at January 31, 2024.